Consolidated Statements of Stockholders' Equity (USD $) In Thousands		Total	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Paid-In Capital	Retained Earnings / (Accumulated Deficit)	Class A Common Stock	Class B Common Stock
Beginning balance at Dec. 31, 2008		$ 197,523	$ (236,514)	$ (36,635)	$ 537,022	$ (66,900)	$ 429	$ 121
Beginning balance, shares at Dec. 31, 2008							42,923	12,029
Shares awarded under stock compensation plans, shares							104
Purchases of treasury stock		(61)	(61)
Income tax benefit associated with convertible note hedge		4,293			4,293
Fair value of interest rate swap agreements, net of tax expense of $7,045, $2,247 and $1,527 in 2009, 2010 and 2011, respectively		11,494		11,494
Discontinuance of cash flow swaps, net of tax expense of $1,711		2,791		2,791
Issuance of Common Stock, shares							11,699
Issuance of Common Stock		105,212			105,095		117
Derecognition of equity component of 4.25% and 5.0%, Convertible Notes (1 and 2), net of tax benefit of $2,887 and $627 in 2009 and 2011, respectively	[1]	(4,331)			(4,331)
Recognition of equity component of 5.0% Convertible Notes (2), net of tax expense of $12,823	[2]	18,146			18,146
Stock-based compensation expense		603			603
Restricted stock amortization		1,329			1,329
Other, shares							261
Other		205			29	172	4
Net income (loss)		31,548				31,548
Ending balance at Dec. 31, 2009		368,752	(236,575)	(22,350)	662,186	(35,180)	550	121
Ending balance, shares at Dec. 31, 2009							54,987	12,029
Shares awarded under stock compensation plans, shares							396
Shares awarded under stock compensation plans		1,741			1,737		4
Purchases of treasury stock		(1,113)	(1,113)
Income tax (expense) benefit associated with stock compensation plans		(12)			(12)
Income tax benefit associated with convertible note hedge		239			239
Fair value of interest rate swap agreements, net of tax expense of $7,045, $2,247 and $1,527 in 2009, 2010 and 2011, respectively		3,667		3,667
Stock-based compensation expense		513			513
Restricted stock amortization		2,301			2,301
Other, shares							356
Other					(3)		3
Net income (loss)		89,929				89,929
Dividends ($0.025 and 0.10 per share in 2010 and 2011, respectively)		(1,322)				(1,322)
Ending balance at Dec. 31, 2010		464,695	(237,688)	(18,683)	666,961	53,427	557	121
Ending balance, shares at Dec. 31, 2010							55,739	12,029
Shares awarded under stock compensation plans, shares							350
Shares awarded under stock compensation plans		645			641		4
Purchases of treasury stock		(10,987)	(10,987)
Income tax (expense) benefit associated with stock compensation plans		1,772			1,772
Fair value of interest rate swap agreements, net of tax expense of $7,045, $2,247 and $1,527 in 2009, 2010 and 2011, respectively		(2,492)		(2,492)
Derecognition of equity component of 4.25% and 5.0%, Convertible Notes (1 and 2), net of tax benefit of $2,887 and $627 in 2009 and 2011, respectively	[2]	(5,230)			(5,230)
Change in pension actuarial loss, net of tax benefit of $193		(315)		(315)
Stock-based compensation expense		438			438
Restricted stock amortization		3,260			3,260
Other, shares							289
Other					(3)		3
Net income (loss)		76,254				76,254
Dividends ($0.025 and 0.10 per share in 2010 and 2011, respectively)		(5,298)				(5,298)
Ending balance at Dec. 31, 2011		$ 522,742	$ (248,675)	$ (21,490)	$ 667,839	$ 124,383	$ 564	$ 121
Ending balance, shares at Dec. 31, 2011							56,378	12,029

[1]	4.25% Convertible Senior Subordinated Notes due 2010 (the "4.25% Convertible Notes"). See Note 6, "Long-Term Debt," for further discussion.
[2]	5.0% Convertible Senior Notes due 2029 which are redeemable by us and which may be put to us by the holders after October 1, 2014 under certain circumstances (the "5.0% Convertible Notes"). See Note 6, "Long-Term Debt," for further discussion.